Other Components Of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Other Components Of Equity [Line Items]
Beginning balance	₩ 14,240,607	₩ 14,171,228
Ending balance	14,109,501	14,240,607
Other capital surplus
Changes In Other Components Of Equity [Line Items]
Beginning balance	1,226,364	1,234,825
Issuance of share capital of subsidiary	(148)	0
Others	(2,111)	(8,461)
Ending balance	1,224,105	1,226,364
Gains on disposal of Treasury stocks
Changes In Other Components Of Equity [Line Items]
Beginning balance	387,524	387,524
Issuance of share capital of subsidiary	0	0
Others	0	0
Ending balance	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks
Changes In Other Components Of Equity [Line Items]
Beginning balance	838,840	847,301
Issuance of share capital of subsidiary	(148)	0
Others	(2,111)	(8,461)
Ending balance	836,581	838,840
Accumulated other comprehensive loss
Changes In Other Components Of Equity [Line Items]
Beginning balance	(280,730)	(358,570)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(8,533)	(10,891)
Shares in other comprehensive loss of associates and joint ventures, net of tax	(132,805)	19,343
Foreign currency translation of foreign operations, net of tax	(46,032)	55,347
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	58,523	14,041
Ending balance	(409,577)	(280,730)
Financial assets at fair value through other comprehensive income
Changes In Other Components Of Equity [Line Items]
Beginning balance	(92,599)	(81,708)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(8,533)	(10,891)
Ending balance	(101,132)	(92,599)
Shares in other comprehensive Income (loss) of investments in associates and joint ventures
Changes In Other Components Of Equity [Line Items]
Beginning balance	142,896	123,553
Shares in other comprehensive loss of associates and joint ventures, net of tax	(132,805)	19,343
Ending balance	10,091	142,896
Reserve for overseas operations translation credit
Changes In Other Components Of Equity [Line Items]
Beginning balance	(294,898)	(350,245)
Foreign currency translation of foreign operations, net of tax	(46,032)	55,347
Ending balance	(340,930)	(294,898)
Reserve for gain (loss) on valuation of derivatives
Changes In Other Components Of Equity [Line Items]
Beginning balance	(36,129)	(50,170)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	58,523	14,041
Ending balance	22,394	(36,129)
Other equity
Changes In Other Components Of Equity [Line Items]
Beginning balance	13,294,973	13,294,973
Ending balance	13,294,973	13,294,973
Statutory revaluation reserve
Changes In Other Components Of Equity [Line Items]
Beginning balance	13,295,098	13,295,098
Ending balance	13,295,098	13,295,098
Changes in other equity
Changes In Other Components Of Equity [Line Items]
Beginning balance	(125)	(125)
Ending balance	₩ (125)	₩ (125)